Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.01%
Aerospace & Defense–1.84%
Raytheon Technologies Corp.	281,248	$24,176,078
Air Freight & Logistics–2.60%
United Parcel Service, Inc., Class B	187,252	34,098,589
Airlines–0.44%
Southwest Airlines Co.(b)	112,333	5,777,286
Application Software–4.27%
Manhattan Associates, Inc.(b)	23,437	3,586,564
salesforce.com, inc.(b)	141,755	38,446,791
Workday, Inc., Class A(b)	56,266	14,060,311
		56,093,666
Automobile Manufacturers–1.25%
General Motors Co.(b)	311,638	16,426,439
Automotive Retail–1.93%
CarMax, Inc.(b)	104,877	13,420,061
O’Reilly Automotive, Inc.(b)	19,435	11,875,951
		25,296,012
Biotechnology–0.93%
Seagen, Inc.(b)	71,892	12,207,262
Cable & Satellite–1.73%
Comcast Corp., Class A	406,042	22,709,929
Commodity Chemicals–0.71%
Valvoline, Inc.	300,727	9,376,668
Communications Equipment–1.51%
Motorola Solutions, Inc.	85,341	19,826,421
Construction Machinery & Heavy Trucks–1.37%
Caterpillar, Inc.	93,534	17,955,722
Construction Materials–1.14%
Vulcan Materials Co.	88,876	15,034,264
Data Processing & Outsourced Services–2.70%
Fiserv, Inc.(b)	192,651	20,902,633
Mastercard, Inc., Class A	41,791	14,529,895
		35,432,528
Distillers & Vintners–1.39%
Constellation Brands, Inc., Class A	86,628	18,251,653
Diversified Banks–3.89%
JPMorgan Chase & Co.	311,999	51,071,116
Electric Utilities–1.43%
FirstEnergy Corp.	527,252	18,780,716
Electrical Components & Equipment–1.17%
Hubbell, Inc.	35,980	6,500,507
Rockwell Automation, Inc.	29,988	8,817,671
		15,318,178
Shares		Value
Environmental & Facilities Services–0.78%
Waste Connections, Inc.	81,422	$10,253,472
Financial Exchanges & Data–1.67%
Intercontinental Exchange, Inc.	191,350	21,970,807
Food Distributors–0.99%
Sysco Corp.	165,699	13,007,372
General Merchandise Stores–1.30%
Target Corp.	74,553	17,055,490
Health Care Facilities–2.87%
HCA Healthcare, Inc.	129,864	31,520,590
Tenet Healthcare Corp.(b)	92,963	6,176,462
		37,697,052
Health Care Services–1.94%
CVS Health Corp.	301,057	25,547,697
Health Care Supplies–1.04%
Cooper Cos., Inc. (The)	33,050	13,659,896
Home Improvement Retail–1.78%
Home Depot, Inc. (The)	71,404	23,439,077
Homebuilding–0.82%
D.R. Horton, Inc.	127,644	10,718,267
Hotels, Resorts & Cruise Lines–1.36%
Airbnb, Inc., Class A(b)	106,668	17,893,557
Household Products–2.09%
Procter & Gamble Co. (The)	196,563	27,479,507
Industrial Machinery–1.50%
Otis Worldwide Corp.	238,717	19,641,635
Industrial REITs–2.46%
Prologis, Inc.	257,469	32,294,337
Integrated Oil & Gas–0.68%
Exxon Mobil Corp.	150,939	8,878,232
Integrated Telecommunication Services–1.75%
Verizon Communications, Inc.	424,928	22,950,361
Interactive Home Entertainment–0.42%
Zynga, Inc., Class A(b)	739,705	5,569,979
Interactive Media & Services–4.40%
Facebook, Inc., Class A(b)	150,627	51,121,297
Snap, Inc., Class A(b)	90,647	6,696,094
		57,817,391
Internet & Direct Marketing Retail–5.83%
Amazon.com, Inc.(b)	23,321	76,610,418
Internet Services & Infrastructure–0.55%
Snowflake, Inc., Class A(b)	23,752	7,183,317
IT Consulting & Other Services–1.83%
Accenture PLC, Class A	58,836	18,822,813

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
IT Consulting & Other Services–(continued)
Amdocs Ltd.	68,063	$5,153,050
		23,975,863
Life Sciences Tools & Services–0.79%
Avantor, Inc.(b)	254,603	10,413,263
Managed Health Care–2.74%
UnitedHealth Group, Inc.	92,272	36,054,361
Movies & Entertainment–1.90%
Netflix, Inc.(b)	33,784	20,619,727
Warner Music Group Corp., Class A	102,281	4,371,490
		24,991,217
Oil & Gas Refining & Marketing–0.99%
Valero Energy Corp.	184,242	13,001,958
Oil & Gas Storage & Transportation–0.58%
Magellan Midstream Partners L.P.	167,456	7,632,644
Other Diversified Financial Services–1.94%
Equitable Holdings, Inc.	859,420	25,473,209
Packaged Foods & Meats–1.10%
Mondelez International, Inc., Class A	249,486	14,515,095
Pharmaceuticals–3.39%
AstraZeneca PLC, ADR (United Kingdom)	367,776	22,088,627
Bayer AG (Germany)	75,175	4,100,186
Eli Lilly and Co.	79,170	18,292,228
		44,481,041
Property & Casualty Insurance–1.02%
Allstate Corp. (The)	105,491	13,430,059
Railroads–0.81%
Union Pacific Corp.	54,404	10,663,728
Regional Banks–2.29%
CIT Group, Inc.	151,071	7,848,139
First Citizens BancShares, Inc., Class A(c)	6,229	5,252,106
Signature Bank	27,008	7,353,738
SVB Financial Group(b)	14,858	9,611,343
		30,065,326
Research & Consulting Services–0.49%
TransUnion	57,768	6,487,924
Semiconductor Equipment–1.82%
Applied Materials, Inc.	185,895	23,930,263
Shares		Value
Semiconductors–3.39%
Advanced Micro Devices, Inc.(b)	138,605	$14,262,454
QUALCOMM, Inc.	235,159	30,330,808
		44,593,262
Systems Software–7.74%
Microsoft Corp.	287,808	81,138,832
ServiceNow, Inc.(b)	12,859	8,001,770
VMware, Inc., Class A(b)(c)	84,359	12,544,183
		101,684,785
Technology Hardware, Storage & Peripherals–1.84%
Apple, Inc.	170,471	24,121,647
Thrifts & Mortgage Finance–0.63%
Rocket Cos., Inc., Class A	515,921	8,275,373
Tobacco–0.19%
Philip Morris International, Inc.	26,687	2,529,661
Total Common Stocks & Other Equity Interests (Cost $921,344,678)		1,313,821,070

Money Market Funds–0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	179,106	179,106
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	204,692	204,692
Total Money Market Funds (Cost $383,798)		383,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $921,728,476)		1,314,204,868
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.30%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,131,278	5,131,278
Invesco Private Prime Fund, 0.11%(d)(e)(f)	11,968,194	11,972,981
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,104,259)		17,104,259
TOTAL INVESTMENTS IN SECURITIES–101.34% (Cost $938,832,735)		1,331,309,127
OTHER ASSETS LESS LIABILITIES—(1.34)%		(17,649,126)
NET ASSETS–100.00%		$1,313,660,001
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,204,226	$93,253,237	$(94,278,357)	$-	$-	$179,106	$408
Invesco Liquid Assets Portfolio, Institutional Class	860,151	66,524,813	(67,385,050)	-	86	-	139
Invesco Treasury Portfolio, Institutional Class	1,376,258	106,575,128	(107,746,694)	-	-	204,692	173
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	56,567,027	(51,435,749)	-	-	5,131,278	353*
Invesco Private Prime Fund	-	101,175,665	(89,202,684)	-	-	11,972,981	5,365*
Total	$3,440,635	$424,095,870	$(410,048,534)	$-	$86	$17,488,057	$6,438

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,309,720,884	$4,100,186	$—	$1,313,821,070
Money Market Funds	383,798	17,104,259	—	17,488,057
Total Investments	$1,310,104,682	$21,204,445	$—	$1,331,309,127
Invesco V.I. Main Street Fund®